BANK BORROWINGS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Bank borrowings
Short-term	$ 613,433,236	$ 711,773,487
Long-term, current portion	322,156,646	164,047,303
Total current	935,589,882	875,820,790
Long-term, non-current portion	100,502,222	415,150,385
Total	$ 1,036,092,104	$ 1,290,971,175